UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2014

MFS® INTERMARKET INCOME TRUST I

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 107.8%
Aerospace - 0.9%
Bombardier, Inc., 7.5%, 3/15/18 (n)	$95,000	$105,925
Bombardier, Inc., 7.75%, 3/15/20 (n)	75,000	83,250
Bombardier, Inc., 6.125%, 1/15/23 (n)	135,000	138,375
CPI International, Inc., 8.75%, 2/15/18	130,000	135,165
Gencorp, Inc., 7.125%, 3/15/21	115,000	123,913
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	240,000	261,000
TransDigm, Inc., 6%, 7/15/22 (n)	10,000	10,175
TransDigm, Inc., 6.5%, 7/15/24 (n)	50,000	51,250

		$909,053
Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	$120,000	$128,850
PVH Corp., 4.5%, 12/15/22	90,000	89,325

		$218,175
Asset-Backed & Securitized - 2.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$260,000	$280,329
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	162,263	177,287
CWCapital Cobalt Ltd., “A4”, FRN, 5.969%, 5/15/46	183,476	201,878
Equity One ABS, Inc., FRN, 4.205%, 4/25/34	62,019	62,549
GMAC Mortgage Corp. Loan Trust, FRN, 5.865%, 9/25/34	113,177	116,068
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	300,000	300,480
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.984%, 6/15/49	396,688	418,629
Morgan Stanley Capital I Trust, “AM”, FRN, 5.869%, 4/15/49	400,000	423,443
Race Point CLO Ltd., “A1A”, FRN, 0.439%, 8/01/21 (n)	211,938	210,258

		$2,190,921
Automotive - 2.4%
Accuride Corp., 9.5%, 8/01/18	$165,000	$172,838
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	295,000	311,963
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	521,000	524,919
General Motors Financial Co., Inc., 2.625%, 7/10/17	496,000	498,248
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	160,000	171,600
Goodyear Tire & Rubber Co., 7%, 5/15/22	40,000	43,600
Hyundai Capital America, 1.875%, 8/09/16 (n)	230,000	233,169
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	150,000	166,875
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	150,000	158,250
Lear Corp., 8.125%, 3/15/20	45,000	47,700
Lear Corp., 4.75%, 1/15/23	95,000	95,475

		$2,424,637
Biotechnology - 0.5%
Life Technologies Corp., 6%, 3/01/20	$400,000	$467,102

Broadcasting - 1.7%
AMC Networks, Inc., 7.75%, 7/15/21	$99,000	$109,271
CBS Corp., 5.75%, 4/15/20	110,000	126,757
Clear Channel Communications, Inc., 9%, 3/01/21	88,000	91,300
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	25,000	26,625
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	90,000	96,300
Liberty Media Corp., 8.5%, 7/15/29	105,000	117,600
Liberty Media Corp., 8.25%, 2/01/30	35,000	38,850
Netflix, Inc., 5.375%, 2/01/21	75,000	78,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	$110,000	$116,600
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	160,000	161,215
Univision Communications, Inc., 6.875%, 5/15/19 (n)	125,000	132,500
Univision Communications, Inc., 7.875%, 11/01/20 (n)	170,000	185,300
Univision Communications, Inc., 8.5%, 5/15/21 (n)	45,000	49,275
WPP Finance, 8%, 9/15/14	400,000	400,905

		$1,731,061
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 6.375%, 11/15/19	$195,000	$209,138
TD Ameritrade Holding Corp., 5.6%, 12/01/19	350,000	407,029

		$616,167
Building - 2.5%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$150,000	$157,125
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	15,000	15,563
Building Materials Holding Corp., 7%, 2/15/20 (n)	200,000	210,000
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	70,000	75,075
CEMEX Espana S.A., 9.25%, 5/12/20 (n)	165,000	179,025
CRH PLC, 8.125%, 7/15/18	210,000	255,637
Gibraltar Industries, Inc., 6.25%, 2/01/21	75,000	77,813
HD Supply, Inc., 8.125%, 4/15/19	70,000	76,300
HD Supply, Inc., 7.5%, 7/15/20	150,000	161,250
Headwaters, Inc., 7.25%, 1/15/19	55,000	57,888
Headwaters, Inc., 7.625%, 4/01/19	40,000	42,200
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (n)	325,000	332,843
Martin Marietta Materials, Inc., FRN, 1.33%, 6/30/17 (n)	390,000	391,190
Nortek, Inc., 8.5%, 4/15/21	135,000	146,813
Owens Corning, Inc., 4.2%, 12/15/22	166,000	171,139
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	109,000	115,268
USG Corp., 7.875%, 3/30/20 (n)	45,000	49,050
USG Corp., 5.875%, 11/01/21 (n)	25,000	26,125

		$2,540,304
Business Services - 0.7%
Equinix, Inc., 4.875%, 4/01/20	$100,000	$102,000
Equinix, Inc., 5.375%, 4/01/23	55,000	56,100
Fidelity National Information Services, Inc., 5%, 3/15/22	90,000	95,291
Iron Mountain, Inc., 8.375%, 8/15/21	51,000	53,168
Lender Processing Services, Inc., 5.75%, 4/15/23	40,000	42,700
NeuStar, Inc., 4.5%, 1/15/23	125,000	109,063
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)	209,000	215,287

		$673,609
Cable TV - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	$210,000	$225,225
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	40,000	43,200
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	195,000	207,188
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	105,000	107,363
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	120,000	126,000
Cox Communications, Inc., 3.25%, 12/15/22 (n)	413,000	405,769
DISH DBS Corp., 7.875%, 9/01/19	40,000	46,400
DISH DBS Corp., 6.75%, 6/01/21	55,000	61,529
DISH DBS Corp., 5%, 3/15/23	130,000	129,350
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	110,000	114,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		$165,000	$164,381
Intelsat Luxembourg S.A., 8.125%, 6/01/23		125,000	135,313
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)		247,000	245,925
Numericable Group S.A., 6%, 5/15/22 (n)		200,000	206,000
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		30,000	29,400
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		10,000	10,450
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		65,000	62,725
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		65,000	67,600
Time Warner Cable, Inc., 8.25%, 4/01/19		110,000	138,383
Time Warner Cable, Inc., 4%, 9/01/21		170,000	182,427
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		150,000	158,625
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	100,000	142,728

			$3,010,931
Chemicals - 1.7%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$128,000	$140,480
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		50,000	50,875
Dow Chemical Co., 8.55%, 5/15/19		540,000	687,951
Hexion U.S. Finance Corp., 6.625%, 4/15/20		60,000	63,150
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		105,000	108,938
Huntsman International LLC, 8.625%, 3/15/21		115,000	126,213
INEOS Finance PLC, 8.375%, 2/15/19 (n)		200,000	217,000
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)		140,000	153,675
Tronox Finance LLC, 6.375%, 8/15/20		175,000	180,250

			$1,728,532
Computer Software - 0.5%
Oracle Corp., 5.375%, 7/15/40		$244,000	$286,466
Syniverse Holdings, Inc., 9.125%, 1/15/19		43,000	45,526
VeriSign, Inc., 4.625%, 5/01/23		120,000	117,900

			$449,892
Computer Software - Systems - 0.5%
Audatex North America, Inc., 6%, 6/15/21 (n)		$90,000	$95,400
Audatex North America, Inc., 6.125%, 11/01/23 (n)		20,000	21,200
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		102,000	109,650
CDW LLC/CDW Finance Corp., 6%, 8/15/22		60,000	63,225
Seagate HDD Cayman, 3.75%, 11/15/18 (n)		165,000	168,919

			$458,394
Conglomerates - 1.0%
Amsted Industries Co., 5%, 3/15/22 (n)		$155,000	$156,163
BC Mountain LLC, 7%, 2/01/21 (n)		95,000	89,775
Dynacast International LLC, 9.25%, 7/15/19		70,000	76,125
Entegris, Inc., 6%, 4/01/22 (n)		145,000	149,350
Renaissance Acquisition, 6.875%, 8/15/21 (n)		155,000	163,913
Rexel S.A., 6.125%, 12/15/19 (n)		200,000	208,500
Silver II Borrower, 7.75%, 12/15/20 (n)		150,000	160,500

			$1,004,326
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$75,000	$80,063

Consumer Products - 1.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$105,000	$98,438
Mattel, Inc., 5.45%, 11/01/41		200,000	224,248

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Newell Rubbermaid, Inc., 4.7%, 8/15/20	$162,000	$175,124
Prestige Brands, Inc., 8.125%, 2/01/20	40,000	43,400
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	110,000	109,175
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	346,000	358,161
Spectrum Brands, Inc., 6.375%, 11/15/20	90,000	96,750

		$1,105,296
Consumer Services - 0.9%
ADT Corp., 6.25%, 10/15/21	$115,000	$121,613
ADT Corp., 4.125%, 6/15/23	45,000	41,850
Experian Finance PLC, 2.375%, 6/15/17 (n)	297,000	303,343
Garda World Security Corp., 7.25%, 11/15/21 (n)	30,000	30,713
Garda World Security Corp., 7.25%, 11/15/21 (n)	80,000	81,900
Monitronics International, Inc., 9.125%, 4/01/20	120,000	128,400
Service Corp. International, 7%, 6/15/17	160,000	176,600
Service Corp. International, 5.375%, 5/15/24 (n)	55,000	56,788

		$941,207
Containers - 1.3%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$200,000	$218,000
Ball Corp., 5%, 3/15/22	52,000	54,015
Ball Corp., 4%, 11/15/23	60,000	57,450
Berry Plastics Group, Inc., 9.75%, 1/15/21	25,000	28,156
Berry Plastics Group, Inc., 5.5%, 5/15/22	145,000	144,638
Crown American LLC, 4.5%, 1/15/23	190,000	186,438
Reynolds Group, 7.125%, 4/15/19	200,000	207,750
Reynolds Group, 5.75%, 10/15/20	55,000	57,475
Reynolds Group, 8.25%, 2/15/21	200,000	218,250
Signode Industrial Group, 6.375%, 5/01/22 (n)	95,000	94,525

		$1,266,697
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$300,000	$351,321
Ducommun, Inc., 9.75%, 7/15/18	170,000	185,725

		$537,046
Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$105,000	$108,261

Electronics - 1.0%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)	$110,000	$115,225
Advanced Micro Devices, Inc., 7.5%, 8/15/22	40,000	42,750
Advanced Micro Devices, Inc., 7%, 7/01/24 (n)	30,000	30,525
Micron Technology, Inc., 5.875%, 2/15/22 (n)	90,000	96,413
Micron Technology, Inc., 5.5%, 2/01/25 (n)	60,000	60,750
Nokia Corp., 5.375%, 5/15/19	35,000	37,450
Nokia Corp., 6.625%, 5/15/39	30,000	32,325
NXP B.V., 5.75%, 3/15/23 (n)	200,000	210,500
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	260,000	273,325
Tyco Electronics Group S.A., 3.5%, 2/03/22	126,000	130,541

		$1,029,804
Emerging Market Quasi-Sovereign - 1.8%
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	$202,000	$222,824
Ecopetrol S.A., 5.875%, 5/28/45	9,000	9,706
Gaz Capital S.A., 4.95%, 2/06/28 (n)	239,000	205,588

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Korea Gas Corp., 2.25%, 7/25/17 (n)	$370,000	$375,481
Petroleos Mexicanos, 5.5%, 1/21/21	178,000	200,250
Petroleos Mexicanos, 4.875%, 1/24/22	110,000	119,515
Petroleos Mexicanos, 4.875%, 1/18/24 (n)	15,000	16,320
Petroleos Mexicanos, 6.5%, 6/02/41	127,000	154,940
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	118,720	125,695
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	200,000	191,631
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	200,000	192,983

		$1,814,933
Emerging Market Sovereign - 0.6%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$27,000	$29,226
Republic of Argentina, 7%, 10/03/15	206,000	188,416
Republic of Hungary, 5.375%, 2/21/23	20,000	21,450
Republic of Philippines, 6.375%, 10/23/34	126,000	163,800
Republic of Romania, 4.375%, 8/22/23 (n)	14,000	14,613
Republic of Romania, 4.875%, 1/22/24 (n)	16,000	17,120
Republic of Slovakia, 4.375%, 5/21/22 (n)	200,000	215,266

		$649,891
Energy - Independent - 4.3%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (z)	$45,000	$43,650
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (z)	60,000	58,500
Anadarko Petroleum Corp., 3.45%, 7/15/24	500,000	505,519
Antero Resources Finance Corp., 6%, 12/01/20	80,000	84,496
Antero Resources Finance Corp., 5.375%, 11/01/21	75,000	77,250
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (n)	105,000	108,150
Baytex Energy Corp., 5.125%, 6/01/21 (n)	15,000	15,019
Baytex Energy Corp., 5.625%, 6/01/24 (z)	75,000	75,000
Bill Barrett Corp., 7%, 10/15/22	105,000	108,150
BreitBurn Energy Partners LP, 8.625%, 10/15/20	45,000	48,150
BreitBurn Energy Partners LP, 7.875%, 4/15/22	55,000	58,300
Chaparral Energy, Inc., 7.625%, 11/15/22	165,000	177,169
Chesapeake Energy Corp., 5.75%, 3/15/23	35,000	39,069
Concho Resources, Inc., 6.5%, 1/15/22	145,000	158,775
Concho Resources, Inc., 5.5%, 4/01/23	115,000	122,763
Denbury Resources, Inc., 4.625%, 7/15/23	100,000	96,500
EP Energy LLC, 6.875%, 5/01/19	40,000	42,200
EP Energy LLC, 9.375%, 5/01/20	150,000	169,125
EP Energy LLC, 7.75%, 9/01/22	165,000	185,213
EPL Oil & Gas, Inc., 8.25%, 2/15/18	125,000	132,500
EQT Corp., 4.875%, 11/15/21	198,000	218,560
Halcon Resources Corp., 8.875%, 5/15/21	315,000	331,538
Harvest Operations Corp., 6.875%, 10/01/17	140,000	149,450
Hess Corp., 8.125%, 2/15/19	120,000	149,598
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	35,000	36,925
Laredo Petroleum, Inc., 5.625%, 1/15/22	40,000	41,100
Laredo Petroleum, Inc., 7.375%, 5/01/22	30,000	32,850
LINN Energy LLC, 7.75%, 2/01/21	142,000	151,230
MEG Energy Corp., 6.5%, 3/15/21 (n)	70,000	73,850
MEG Energy Corp., 7%, 3/31/24 (n)	85,000	92,438
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	78,000	82,290
Oasis Petroleum, Inc., 6.875%, 3/15/22	150,000	163,875
Range Resources Corp., 5%, 8/15/22	145,000	154,244
Sanchez Energy Corp., 6.125%, 1/15/23 (z)	80,000	82,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
SandRidge Energy, Inc., 8.125%, 10/15/22	$120,000	$127,500
SM Energy Co., 6.5%, 11/15/21	115,000	124,775

		$4,318,521
Energy - Integrated - 1.6%
BP Capital Markets PLC, 4.5%, 10/01/20	$106,000	$116,977
BP Capital Markets PLC, 4.742%, 3/11/21	240,000	269,016
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	214,000	202,273
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	290,000	260,710
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	142,000	157,620
Petro-Canada, 6.05%, 5/15/18	500,000	574,247

		$1,580,843
Entertainment - 0.7%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$105,000	$115,500
Cedar Fair LP, 5.25%, 3/15/21	115,000	116,725
Cedar Fair LP, 5.375%, 6/01/24 (n)	45,000	45,225
Cinemark USA, Inc., 5.125%, 12/15/22	80,000	81,300
Cinemark USA, Inc., 4.875%, 6/01/23	70,000	69,475
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19	150,000	162,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	115,000	116,438

		$706,663
Financial Institutions - 3.7%
Aircastle Ltd., 4.625%, 12/15/18	$95,000	$97,850
Aircastle Ltd., 5.125%, 3/15/21	50,000	50,875
Aviation Capital Group, 4.625%, 1/31/18 (n)	70,000	73,337
Aviation Capital Group, 6.75%, 4/06/21 (n)	90,000	101,680
CIT Group, Inc., 5.25%, 3/15/18	110,000	117,425
CIT Group, Inc., 6.625%, 4/01/18 (n)	232,000	258,680
CIT Group, Inc., 5.5%, 2/15/19 (n)	140,000	151,025
CIT Group, Inc., 3.875%, 2/19/19	610,000	617,625
CIT Group, Inc., 5%, 8/15/22	105,000	110,775
General Electric Capital Corp., 6%, 8/07/19	130,000	153,080
General Electric Capital Corp., 5.5%, 1/08/20	250,000	288,739
General Electric Capital Corp., 3.1%, 1/09/23	265,000	265,578
Icahn Enterprises LP, 6%, 8/01/20	120,000	128,100
Icahn Enterprises LP, 5.875%, 2/01/22	135,000	140,738
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	280,000	288,614
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	202,095
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	70,000	70,700
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	160,000	164,800
SLM Corp., 4.875%, 6/17/19	27,000	28,256
SLM Corp., 8%, 3/25/20	225,000	259,875
SLM Corp., 7.25%, 1/25/22	85,000	94,881
SLM Corp., 6.125%, 3/25/24	55,000	56,513

		$3,721,241
Food & Beverages - 3.3%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22	$295,000	$263,996
B&G Foods, Inc., 4.625%, 6/01/21	75,000	73,875
BRF S.A., 3.95%, 5/22/23 (n)	307,000	296,716
Conagra Foods, Inc., 3.2%, 1/25/23	173,000	170,490
Constellation Brands, Inc., 3.75%, 5/01/21	10,000	10,013
Constellation Brands, Inc., 4.25%, 5/01/23	105,000	106,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Darling Ingrediants, Inc., 5.375%, 1/15/22 (n)	$110,000	$114,125
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	430,000	420,646
Kraft Foods Group, Inc., 6.125%, 8/23/18	130,000	150,078
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	85,000	94,537
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	156,000	180,321
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	414,000	434,517
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	150,000	160,500
Tyson Foods, Inc., 4.5%, 6/15/22	202,000	218,257
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	141,000	143,329
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	424,000	437,559

		$3,275,009
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 5/18/15	$180,000	$183,562

Forest & Paper Products - 0.5%
Appvion, Inc., 9%, 6/01/20 (n)	$90,000	$80,550
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	333,000	345,716
Tembec Industries, Inc., 11.25%, 12/15/18	75,000	79,969

		$506,235
Gaming & Lodging - 1.4%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$105,000	$111,825
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	50,000	48,000
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	95,000	97,375
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)	110,000	116,600
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	55,000	59,125
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	20,000	20,900
MGM Resorts International, 6.625%, 12/15/21	100,000	111,250
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	70,000	75,075
Pinnacle Entertainment, Inc., 6.375%, 8/01/21	60,000	62,250
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	110,000	110,000
Wyndham Worldwide Corp., 5.625%, 3/01/21	430,000	482,257
Wynn Las Vegas LLC, 7.75%, 8/15/20	140,000	151,200

		$1,445,857
Industrial - 1.0%
Dematic S.A., 7.75%, 12/15/20 (n)	$165,000	$175,725
Howard Hughes Corp., 6.875%, 10/01/21 (n)	120,000	127,050
Johns Hopkins University, 5.25%, 7/01/19	235,000	266,897
Princeton University, 4.95%, 3/01/19	310,000	350,324
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	90,000	99,675

		$1,019,671
Insurance - 2.5%
American International Group, Inc., 5.85%, 1/16/18	$200,000	$226,809
American International Group, Inc., 3.375%, 8/15/20	250,000	260,635
MetLife, Inc., 1.756%, 12/15/17	82,000	82,674
Principal Financial Group, Inc., 8.875%, 5/15/19	250,000	319,907
Prudential Financial, Inc., 6.2%, 1/15/15	450,000	459,518
Unum Group, 7.125%, 9/30/16	445,000	499,666
Unum Group, 4%, 3/15/24	430,000	447,829
Voya Financial, Inc., 2.9%, 2/15/18	164,000	169,706

		$2,466,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Property & Casualty - 2.4%
Aon Corp., 3.5%, 9/30/15		$350,000	$360,843
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		400,000	405,241
CNA Financial Corp., 5.875%, 8/15/20		390,000	451,957
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		299,000	329,270
PartnerRe Ltd., 5.5%, 6/01/20		257,000	291,085
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		500,000	537,500

			$2,375,896
International Market Quasi-Sovereign - 1.6%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$450,000	$533,246
Eksportfinans A.S.A., 5.5%, 5/25/16		295,000	310,986
Eksportfinans A.S.A., 5.5%, 6/26/17		105,000	112,875
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		236,000	256,532
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		354,000	377,453

			$1,591,092
International Market Sovereign - 11.1%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	313,000	$339,748
Federal Republic of Germany, 4.25%, 7/04/18	EUR	248,000	378,346
Federal Republic of Germany, 3.25%, 7/04/21	EUR	82,000	128,267
Federal Republic of Germany, 6.25%, 1/04/30	EUR	145,000	318,306
Federal Republic of Germany, 2.5%, 7/04/44	EUR	65,000	100,617
Government of Canada, 4.25%, 6/01/18	CAD	82,000	83,493
Government of Canada, 3.25%, 6/01/21	CAD	191,000	193,542
Government of Canada, 5.75%, 6/01/33	CAD	47,000	64,774
Government of Japan, 1.1%, 6/20/20	JPY	62,600,000	632,924
Government of Japan, 0.8%, 6/20/23	JPY	26,000,000	258,121
Government of Japan, 2.1%, 9/20/24	JPY	57,500,000	637,835
Government of Japan, 2.2%, 9/20/27	JPY	50,350,000	569,715
Government of Japan, 2.4%, 3/20/37	JPY	47,000,000	531,739
Government of Japan, 1.8%, 3/20/43	JPY	16,000,000	160,293
Government of New Zealand, 5%, 3/15/19	NZD	143,000	124,789
Government of New Zealand, 5.5%, 4/15/23	NZD	30,000	27,662
Kingdom of Belgium, 5.5%, 9/28/17	EUR	298,000	456,524
Kingdom of Belgium, 4.25%, 9/28/21	EUR	152,000	248,692
Kingdom of Denmark, 3%, 11/15/21	DKK	672,000	138,817
Kingdom of Spain, 5.4%, 1/31/23	EUR	152,000	254,198
Kingdom of Spain, 4.6%, 7/30/19	EUR	420,000	647,993
Kingdom of Sweden, 5%, 12/01/20	SEK	695,000	124,248
Kingdom of Sweden, 3.5%, 6/01/22	SEK	415,000	69,901
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	55,000	85,121
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	128,000	254,146
Republic of Austria, 4.65%, 1/15/18	EUR	184,000	278,926
Republic of Austria, 1.75%, 10/20/23	EUR	76,000	106,664
Republic of Finland, 3.875%, 9/15/17	EUR	102,000	149,436
Republic of France, 2.5%, 10/25/20	EUR	85,000	125,166
Republic of France, 6%, 10/25/25	EUR	161,000	313,309
Republic of France, 4.75%, 4/25/35	EUR	239,000	460,044
Republic of Iceland, 4.875%, 6/16/16 (n)		$166,000	173,311
Republic of Ireland, 4.5%, 4/18/20	EUR	32,000	50,423
Republic of Ireland, 5.4%, 3/13/25	EUR	30,000	52,170
Republic of Italy, 5.25%, 8/01/17	EUR	665,000	989,308
Republic of Italy, 3.75%, 3/01/21	EUR	591,000	880,834
United Kingdom Treasury, 8%, 6/07/21	GBP	66,000	151,698
United Kingdom Treasury, 2.25%, 9/07/23	GBP	149,000	247,241

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
United Kingdom Treasury, 4.25%, 3/07/36	GBP	129,000	$261,365
United Kingdom Treasury, 3.25%, 1/22/44	GBP	63,000	110,528

			$11,180,234
Internet - 0.4%
Baidu, Inc., 3.25%, 8/06/18		$205,000	$212,315
Baidu, Inc., 3.5%, 11/28/22		200,000	197,527

			$409,842
Machinery & Tools - 0.6%
CNH America LLC, 7.25%, 1/15/16		$50,000	$53,125
H&E Equipment Services Co., 7%, 9/01/22		130,000	142,025
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		140,000	143,150
Light Tower Rentals, Inc., 8.125%, 8/01/19 (z)		65,000	66,625
RSC Equipment Rental, Inc., 8.25%, 2/01/21		115,000	126,500
United Rentals North America, Inc., 7.625%, 4/15/22		80,000	89,800

			$621,225
Major Banks - 8.9%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$400,000	$427,376
Bank of America Corp., 6.5%, 8/01/16		430,000	472,638
Bank of America Corp., 3.3%, 1/11/23		501,000	496,835
Bank of America Corp., 4.125%, 1/22/24		428,000	444,885
Bank of America Corp., FRN, 5.2%, 12/31/49		160,000	154,200
Barclays Bank PLC, 5.125%, 1/08/20		340,000	384,866
BNP Paribas, 2.7%, 8/20/18		400,000	410,253
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		320,000	360,635
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		360,000	395,991
DBS Bank Ltd., 2.35%, 2/28/17 (n)		200,000	206,065
Goldman Sachs Group, Inc., 5.125%, 1/15/15		200,000	203,393
Goldman Sachs Group, Inc., 5.75%, 1/24/22		409,000	474,655
Goldman Sachs Group, Inc., FRN, 1.333%, 11/15/18		180,000	183,413
HSBC USA, Inc., 4.875%, 8/24/20		360,000	401,797
ING Bank N.V., 3.75%, 3/07/17 (n)		407,000	429,743
ING Bank N.V., 5.8%, 9/25/23 (n)		422,000	479,067
JPMorgan Chase & Co., 2%, 8/15/17		150,000	152,246
JPMorgan Chase & Co., 4.625%, 5/10/21		360,000	398,094
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		140,000	143,570
Merrill Lynch & Co., Inc., 6.4%, 8/28/17		40,000	45,445
Morgan Stanley, 7.3%, 5/13/19		110,000	133,107
Morgan Stanley, 5.625%, 9/23/19		180,000	205,685
Morgan Stanley, FRN, 1.484%, 2/25/16		270,000	273,808
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49		150,000	177,000
Royal Bank of Scotland PLC, 2.55%, 9/18/15		94,000	95,655
Royal Bank of Scotland PLC, 6%, 12/19/23		509,000	553,324
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)		100,000	100,986
Standard Chartered PLC, 3.85%, 4/27/15 (n)		290,000	296,095
Westpac Banking Corp., 2%, 8/14/17		450,000	459,217

			$8,960,044
Medical & Health Technology & Services - 2.1%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (n)		$20,000	$20,500
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (n)		205,000	217,813
Davita, Inc., 6.625%, 11/01/20		140,000	147,700
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		75,000	80,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	$85,000	$93,500
HCA, Inc., 7.25%, 9/15/20	55,000	58,438
HCA, Inc., 7.5%, 2/15/22	170,000	198,050
HCA, Inc., 5.875%, 3/15/22	125,000	135,938
HCA, Inc., 5%, 3/15/24	80,000	81,500
HealthSouth Corp., 8.125%, 2/15/20	170,000	180,200
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	165,000	172,425
McKesson Corp., 3.25%, 3/01/16	340,000	351,858
Tenet Healthcare Corp., 8%, 8/01/20	150,000	162,000
Tenet Healthcare Corp., 4.5%, 4/01/21	135,000	135,338
Universal Health Services, Inc., 7.625%, 8/15/20	105,000	105,000

		$2,141,073
Medical Equipment - 0.3%
Biomet, Inc., 6.5%, 8/01/20	$62,000	$66,728
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	52,000	56,355
Teleflex, Inc., 6.875%, 6/01/19	85,000	89,888
Teleflex, Inc., 5.25%, 6/15/24 (n)	70,000	71,313

		$284,284
Metals & Mining - 3.2%
ArcelorMittal S.A., 6.75%, 2/25/22	$30,000	$33,486
ArcelorMittal S.A., 7.25%, 3/01/41	75,000	79,406
Arch Coal, Inc., 8%, 1/15/19 (n)	55,000	52,938
Arch Coal, Inc., 7.25%, 10/01/20	75,000	52,125
Barrick Gold Corp., 4.1%, 5/01/23	416,000	421,898
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	109,000	118,836
Century Aluminum Co., 7.5%, 6/01/21 (n)	125,000	132,188
Commercial Metals Co., 4.875%, 5/15/23	80,000	78,400
Consol Energy, Inc., 6.375%, 3/01/21	40,000	42,400
Consol Energy, Inc., 5.875%, 4/15/22 (n)	95,000	99,275
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	200,000	211,500
FMG Resources, 6.875%, 4/01/22 (n)	30,000	32,681
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	135,000	147,825
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	150,000	152,045
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	250,000	253,390
Glencore Funding LLC, FRN, 1.398%, 5/27/16 (n)	470,000	472,610
GrafTech International Co., 6.375%, 11/15/20	115,000	119,025
Kinross Gold Corp., 5.95%, 3/15/24 (n)	295,000	306,845
Molycorp, Inc., 10%, 6/01/20	30,000	24,975
Peabody Energy Corp., 6%, 11/15/18	40,000	41,200
Steel Dynamics, Inc., 5.25%, 4/15/23	75,000	76,125
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	35,000	37,450
Suncoke Energy, Inc., 7.625%, 8/01/19	85,000	89,888
TMS International Corp., 7.625%, 10/15/21 (n)	80,000	85,000
Walter Energy, Inc., 9.5%, 10/15/19 (n)	55,000	54,863
Walter Energy, Inc., 8.5%, 4/15/21	100,000	48,000

		$3,264,374
Midstream - 4.3%
Access Midstream Partners Co., 5.875%, 4/15/21	$30,000	$31,875
Access Midstream Partners Co., 4.875%, 5/15/23	150,000	157,875
AmeriGas Finance LLC, 6.75%, 5/20/20	130,000	138,450
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	25,000	24,188
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	110,000	111,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
Colorado Interstate Gas Co., 6.8%, 11/15/15	$32,000	$34,214
Crestwood Midstream Partners LP, 6%, 12/15/20	80,000	83,000
Crestwood Midstream Partners LP, 6.125%, 3/01/22	65,000	67,275
DCP Midstream LLC, 3.875%, 3/15/23	254,000	259,842
El Paso Corp., 7.75%, 1/15/32	250,000	313,125
Energy Transfer Equity LP, 7.5%, 10/15/20	125,000	144,688
Energy Transfer Partners LP, 6.5%, 2/01/42	348,000	418,112
Enterprise Products Partners LP, 6.3%, 9/15/17	400,000	457,330
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	55,000	56,513
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	105,000	108,675
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	360,000	420,576
MarkWest Energy Partners LP, 5.5%, 2/15/23	30,000	31,650
MarkWest Energy Partners LP, 4.5%, 7/15/23	126,000	128,048
ONEOK Partners LP, 3.2%, 9/15/18	160,000	166,936
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	200,000	208,000
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (n)	100,000	104,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	40,000	44,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	75,000	76,500
Sunoco Logistics Partners LP, 4.25%, 4/01/24	172,000	178,444
Williams Cos., Inc., 3.7%, 1/15/23	116,000	111,269
Williams Cos., Inc., 4.55%, 6/24/24	400,000	402,815

		$4,279,050
Miscellaneous Revenue - Other - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$390,000	$394,937

Mortgage-Backed - 0.7%
Fannie Mae, 6.5%, 11/01/36 (f)	$132,901	$152,507
Fannie Mae, 6%, 2/01/37 (f)	88,551	99,721
Freddie Mac, 4.224%, 3/25/20	275,759	304,113
Ginnie Mae, 9%, 5/15/16 - 12/15/16	10,628	11,142
Ginnie Mae, 6.357%, 4/20/58	151,273	158,280

		$725,763
Municipals - 0.0%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$45,000	$44,613

Network & Telecom - 1.7%
Centurylink, Inc., 6.45%, 6/15/21	$110,000	$120,450
Centurylink, Inc., 6.75%, 12/01/23	30,000	33,206
Centurylink, Inc., 7.65%, 3/15/42	267,000	269,670
Citizens Communications Co., 9%, 8/15/31	110,000	118,800
Frontier Communications Corp., 8.125%, 10/01/18	50,000	58,175
Qwest Corp., 7.5%, 10/01/14	1,000	1,005
Telecom Italia Capital, 6%, 9/30/34	40,000	40,000
TW Telecom Holdings, Inc., 5.375%, 10/01/22	35,000	38,063
TW Telecom Holdings, Inc., 5.375%, 10/01/22	30,000	32,625
Verizon Communications, Inc., 8.75%, 11/01/18	286,000	360,646
Verizon Communications, Inc., 5.15%, 9/15/23	450,000	509,486
Windstream Corp., 7.75%, 10/15/20	85,000	91,588

		$1,673,714
Oil Services - 1.1%
Bristow Group, Inc., 6.25%, 10/15/22	$135,000	$142,088
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	105,000	102,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - continued
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	$90,000	$93,600
Transocean, Inc., 2.5%, 10/15/17	139,000	140,650
Transocean, Inc., 6%, 3/15/18	400,000	445,116
Unit Corp., 6.625%, 5/15/21	125,000	130,000

		$1,053,829
Oils - 0.0%
CITGO Petroleum Corp., 6.25%, 8/15/22 (z)	$35,000	$36,779

Other Banks & Diversified Financials - 5.9%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$135,000	$141,049
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	28,000	27,860
Bancolombia S.A., 5.95%, 6/03/21	102,000	113,679
Bancolombia S.A., 5.125%, 9/11/22	10,000	10,113
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	10,000	10,550
Citigroup, Inc., 6.01%, 1/15/15	200,000	204,033
Citigroup, Inc., 8.5%, 5/22/19	373,000	472,476
Citigroup, Inc., 3.75%, 6/16/24	263,000	268,510
Danske Bank A.S., 3.75%, 4/01/15 (n)	510,000	519,440
Groupe BPCE S.A., 12.5% to 8/06/19, FRN to 8/29/49 (n)	243,000	329,873
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	200,000	202,647
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	248,000	259,731
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	590,000	595,520
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	205,000	239,217
Macquarie Bank Ltd., 5%, 2/22/17 (n)	167,000	181,019
Macquarie Group Ltd., 6%, 1/14/20 (n)	230,000	260,845
Rabobank Nederland N.V., 3.375%, 1/19/17	242,000	255,169
Rabobank Nederland N.V., 3.95%, 11/09/22	384,000	394,949
SunTrust Banks, Inc., 3.5%, 1/20/17	288,000	303,279
Swedbank AB, 2.125%, 9/29/17 (n)	269,000	273,682
Synchrony Financial, 1.875%, 8/15/17	170,000	171,119
Union Bank, 3%, 6/06/16	690,000	715,530

		$5,950,290
Pharmaceuticals - 1.2%
Celgene Corp., 2.45%, 10/15/15	$130,000	$132,372
Celgene Corp., 3.95%, 10/15/20	300,000	319,286
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	155,000	167,981
Hospira, Inc., 6.05%, 3/30/17	130,000	143,035
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	100,000	102,125
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)	65,000	70,525
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	170,000	180,625
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	55,000	58,850
Vantage Point Imaging, 7.5%, 7/15/21 (n)	50,000	54,500

		$1,229,299
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 11/15/21	$320,000	$367,741

Precious Metals & Minerals - 0.2%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$110,000	$113,025
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	100,000	103,250

		$216,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 6/15/18 (z)	$9,917	$10,562
Gannett Co., Inc., 6.375%, 10/15/23 (n)	95,000	100,938
Gannett Co., Inc., 5.125%, 7/15/20	45,000	46,013
Lamar Media Corp., 5%, 5/01/23	90,000	89,775
Nielsen Finance LLC, 5%, 4/15/22 (n)	75,000	75,750

		$323,038
Railroad & Shipping - 0.6%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$250,000	$305,122
CSX Corp., 4.1%, 3/15/44	285,000	278,403
Watco Cos. LLC, 6.375%, 4/01/23 (n)	15,000	15,338

		$598,863
Real Estate - Apartment - 0.9%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20	$390,000	$410,981
ERP Operating, REIT, 5.125%, 3/15/16	450,000	479,752

		$890,733
Real Estate - Healthcare - 0.7%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21	$135,000	$142,425
HCP, Inc., REIT, 5.375%, 2/01/21	283,000	321,139
Health Care REIT, Inc., 2.25%, 3/15/18	119,000	120,565
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	80,000	86,000
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	60,000	64,500

		$734,629
Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$193,000	$205,596
Vornado Realty LP, REIT, 2.5%, 6/30/19	251,000	253,145

		$458,741
Real Estate - Other - 0.6%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$80,000	$82,800
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	315,000	329,175
ERP Properties, REIT, 7.75%, 7/15/20	85,000	103,376
Felcor Lodging LP, REIT, 5.625%, 3/01/23	115,000	116,438

		$631,789
Real Estate - Retail - 0.6%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$82,000	$98,248
Simon Property Group, Inc., REIT, 6.1%, 5/01/16	500,000	537,985

		$636,233
Retailers - 2.7%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$576,000	$598,859
Best Buy Co., Inc., 5.5%, 3/15/21	145,000	149,894
Bon Ton Stores, Inc., 8%, 6/15/21	80,000	74,800
Gap, Inc., 5.95%, 4/12/21	379,000	439,259
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	85,000	81,600
Kohl’s Corp., 3.25%, 2/01/23	319,000	312,438
Limited Brands, Inc., 7%, 5/01/20	65,000	73,613
Limited Brands, Inc., 6.95%, 3/01/33	40,000	41,900
Macy’s, Inc., 7.875%, 7/15/15	330,000	350,632
Neiman Marcus Group Ltd., 8%, 10/15/21 (z)	25,000	26,969
Rite Aid Corp., 9.25%, 3/15/20	80,000	89,600
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	55,000	59,263

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Target Corp., 3.5%, 7/01/24	$423,000	$432,002

		$2,730,829
Specialty Chemicals - 0.1%
Chemtura Corp., 5.75%, 7/15/21	$140,000	$145,600

Specialty Stores - 0.2%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	$110,000	$109,175
Men’s Wearhouse, Inc., 7%, 7/01/22 (n)	35,000	36,663
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	75,000	76,125

		$221,963
Supermarkets - 0.4%
Kroger Co., 3.85%, 8/01/23	$418,000	$433,768

Supranational - 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$420,000	$449,982

Telecommunications - Wireless - 2.7%
American Tower Corp., REIT, 4.625%, 4/01/15	$180,000	$184,011
American Tower Corp., REIT, 4.7%, 3/15/22	328,000	351,726
Crown Castle International Corp., 4.875%, 4/15/22	35,000	35,613
Crown Castle International Corp., 5.25%, 1/15/23	90,000	92,953
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	363,000	424,524
Rogers Communications, Inc., 6.8%, 8/15/18	200,000	236,232
Sprint Capital Corp., 6.875%, 11/15/28	125,000	121,875
Sprint Corp., 7.875%, 9/15/23 (n)	150,000	160,875
Sprint Corp., 7.125%, 6/15/24 (n)	110,000	112,200
Sprint Nextel Corp., 9%, 11/15/18 (n)	55,000	65,381
Sprint Nextel Corp., 6%, 11/15/22	110,000	109,725
T-Mobile USA, Inc., 6.125%, 1/15/22	15,000	15,544
T-Mobile USA, Inc., 6.5%, 1/15/24	45,000	46,800
T-Mobile USA, Inc., 6.464%, 4/28/19	50,000	52,125
T-Mobile USA, Inc., 6.25%, 4/01/21	185,000	191,938
T-Mobile USA, Inc., 6.633%, 4/28/21	60,000	63,150
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	200,000	200,500
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	200,000	211,000

		$2,676,172
Telephone Services - 0.1%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$40,000	$42,200
Level 3 Financing, Inc., 8.625%, 7/15/20	40,000	44,300

		$86,500
Tobacco - 1.1%
Altria Group, Inc., 9.25%, 8/06/19	$91,000	$119,708
Altria Group, Inc., 4%, 1/31/24	159,000	165,387
Lorillard Tobacco Co., 8.125%, 6/23/19	194,000	241,164
Lorillard Tobacco Co., 6.875%, 5/01/20	170,000	201,770
Reynolds American, Inc., 6.75%, 6/15/17	300,000	341,152

		$1,069,181
Transportation - Services - 0.8%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$340,000	$388,585
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	10,000	10,363

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	$42,000	$43,680
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	115,000	119,025
Stena AB, 7%, 2/01/24 (n)	200,000	212,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	27,000	28,789

		$802,442
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$20,000	$20,655

Utilities - Electric Power - 3.5%
AES Corp., 7.375%, 7/01/21	$100,000	$114,500
Calpine Corp., 5.375%, 1/15/23	55,000	55,550
CMS Energy Corp., 4.25%, 9/30/15	250,000	259,188
CMS Energy Corp., 5.05%, 3/15/22	196,000	222,409
Covanta Holding Corp., 7.25%, 12/01/20	125,000	135,000
Covanta Holding Corp., 6.375%, 10/01/22	40,000	42,900
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	14,000	14,212
Enel Finance International S.A., 6.25%, 9/15/17 (n)	260,000	294,240
Exelon Generation Co. LLC, 5.2%, 10/01/19	150,000	167,873
Exelon Generation Co. LLC, 4.25%, 6/15/22	96,000	100,231
Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (n)	440,000	440,264
NRG Energy, Inc., 8.25%, 9/01/20	235,000	254,388
NRG Energy, Inc., 6.25%, 7/15/22 (n)	45,000	47,138
NRG Energy, Inc., 6.625%, 3/15/23	110,000	116,600
Oncor Electric Delivery Co., 4.1%, 6/01/22	302,000	328,162
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	430,000	448,558
Progress Energy, Inc., 3.15%, 4/01/22	452,000	458,863

		$3,500,076
Total Bonds		$108,392,196

Floating Rate Loans (g)(r) - 1.7%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$78,711	$78,219

Building - 0.1%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20	$110,515	$109,364
HD Supply, Inc., Term Loan B, 4%, 6/28/18	60,584	60,335

		$169,699
Cable TV - 0.1%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$60,662	$60,260

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 2/04/21	$100,996	$99,944
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	73,022	72,688

		$172,632
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$72,971	$72,454

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$56,334	$55,469

Electronics - 0.1%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$104,230	$104,081

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Energy - Independent - 0.0%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$48,825	$48,694

Entertainment - 0.0%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$42,670	$42,755

Food & Beverages - 0.0%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/07/20	$28,521	$28,481

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$104,827	$104,056

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/16/21	$19,058	$19,102
Davita Healthcare Partners Inc., Term Loan B, 3.5%, 6/24/21	40,235	40,113

		$59,215
Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$53,893	$53,661
Steel Dynamics Inc., Bridge Term Loan A, 8/08/15 (o)	40,000	40,000
Steel Dynamics Inc., Bridge Term Loan B, 8/08/15 (o)	40,000	40,000

		$133,661
Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$70,933	$70,275

Retailers - 0.1%
Dollar Tree, Inc., Bridge Term Loan, 8/08/15 (o)	$80,000	$80,000
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	32,164	32,225

		$112,225
Specialty Stores - 0.1%
Men’s Warehouse, Inc., Term Loan B, 4.5%, 4/16/21	$81,157	$81,512

Supermarkets - 0.1%
Albertsons Holdings LLC, Term Loan B4, 8/25/21 (o)	$66,936	$66,949

Transportation - Services - 0.1%
Commercial Barge Line Co., Term Loan, 7.5%, 9/15/19	$117,617	$118,058

Utilities - Electric Power - 0.1%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$103,775	$101,613
Total Floating Rate Loans		$1,680,308

Preferred Stocks - 0.0%
Other Banks & Diversified Financials - 0.0%
Ally Financial, Inc., 7% (z)	50	$50,270

Convertible Bonds - 0.0%
Network & Telecom - 0.0%
Nortel Networks Corp., 2.125%, 4/15/14 (a)(d)	$25,000	$25,219

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	2,303	$10,502

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued
Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	2,541	$456
Total Common Stocks		$10,958

Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	4,216,833	$4,216,833
Total Investments		$114,375,784

Other Assets, Less Liabilities - (13.7)%		(13,795,660)
Net Assets - 100.0%		$100,580,124

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,028,639, representing 31.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$46,875	$50,270
American Energy-Permian Basin LLC, 7.125%, 11/01/20	7/16/14	45,000	43,650
American Energy-Permian Basin LLC, 7.375%, 11/01/21	7/16/14-8/01/14	59,504	58,500
American Media, Inc., 13.5%, 6/15/18	12/22/10	10,016	10,562
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-6/05/14	75,466	75,000
CITGO Petroleum Corp., 6.25%, 8/15/22	7/23/14	35,000	36,779
Light Tower Rentals, Inc., 8.125%, 8/01/19	7/16/14-8/12/14	65,496	66,625
Neiman Marcus Group Ltd., 8%, 10/15/21	8/04/14	26,116	26,969
Sanchez Energy Corp., 6.125%, 1/15/23	6/13/14-6/30/14	81,519	82,800
Total Restricted Securities			$451,155
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 8/31/14

Forward Foreign Currency Exchange Contracts at 8/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Deutsche Bank AG	33,203	10/10/14	$30,392	$30,510	$118
SELL	CAD	Merrill Lynch International	412,811	10/10/14	386,473	379,334	7,139
SELL	DKK	Barclays Bank PLC	234,912	10/10/14	42,910	41,449	1,461
SELL	DKK	Goldman Sachs International	290,118	10/10/14	52,133	51,189	944
SELL	DKK	UBS AG	234,912	10/10/14	42,907	41,449	1,458
SELL	EUR	Credit Suisse Group	694,249	10/10/14	935,258	912,407	22,851
SELL	EUR	Goldman Sachs International	679,720	10/10/14	911,214	893,312	17,902
SELL	EUR	UBS AG	52,326	10/10/14	69,977	68,768	1,209
SELL	GBP	Credit Suisse Group	120,814	10/10/14	206,654	200,510	6,144
SELL	GBP	Goldman Sachs International	198,526	10/10/14	334,052	329,486	4,566
SELL	GBP	Merrill Lynch International	120,814	10/10/14	206,727	200,510	6,217
SELL	GBP	UBS AG	23,039	10/10/14	38,861	38,236	625
SELL	JPY	Credit Suisse Group	70,110,116	10/10/14	682,052	674,034	8,018
SELL	JPY	Goldman Sachs International	26,826,073	10/10/14	261,926	257,904	4,022
SELL	NZD	Goldman Sachs International	184,233	10/10/14	158,676	153,549	5,127
SELL	SEK	Goldman Sachs International	1,342,272	10/10/14	195,857	192,028	3,829

							$91,630

Liability Derivatives
SELL	AUD	Goldman Sachs International	136,380	10/10/14	$126,264	$127,042	$(778)
SELL	AUD	Westpac Banking Corp.	222,939	10/10/14	207,516	207,675	(159)
BUY	EUR	Deutsche Bank AG	106,514	10/10/14	142,633	139,984	(2,649)
BUY	JPY	Deutsche Bank AG	112,300,065	10/10/14	1,106,525	1,079,645	(26,880)

							$(30,466)

Futures Contracts at 8/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	4	$560,375	December - 2014	$(1,549)
U.S. Treasury Note 10 yr (Short)	USD	116	14,590,625	December - 2014	(12,042)

Total					$(13,591)

At August 31, 2014, the fund had liquid securities with an aggregate value of $183,765 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$10,502	$50,726	$—	$61,228
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	20,655	—	20,655
Non-U.S. Sovereign Debt	—	15,686,132	—	15,686,132
Municipal Bonds	—	439,550	—	439,550
U.S. Corporate Bonds	—	65,410,659	—	65,410,659
Residential Mortgage-Backed Securities	—	904,380	—	904,380
Commercial Mortgage-Backed Securities	—	1,501,566	—	1,501,566
Asset-Backed Securities (including CDOs)	—	510,738	—	510,738
Foreign Bonds	—	23,943,735	—	23,943,735
Floating Rate Loans	—	1,680,308	—	1,680,308
Mutual Funds	4,216,833	—	—	4,216,833
Total Investments	$4,227,335	$110,148,449	$—	$114,375,784

Other Financial Instruments
Futures Contracts	$(13,591)	$—	$—	$(13,591)
Forward Foreign Currency Exchange Contracts	—	61,164	—	61,164

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/13	$12,425
Change in unrealized appreciation (depreciation)	(11,969)
Transfers out of level 3	(456)
Balance as of 8/31/14	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$110,140,129
Gross unrealized appreciation	5,225,825
Gross unrealized depreciation	(990,170)
Net unrealized appreciation (depreciation)	$4,235,655

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,349,036	22,019,553	(19,151,756)	4,216,833

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,808	$4,216,833

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2014, are as follows:

United States	59.9%
United Kingdom	5.1%
Canada	3.9%
Italy	3.7%
Netherlands	3.4%
Japan	2.8%
France	2.8%
Australia	1.8%
Germany	1.6%
Other Countries	15.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2014

*	Print name and title of each signing officer under his or her signature.